Goodwill - Summary of key assumptions calculation of fair value less costs of disposal (Details) - Richards Bay Minerals - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	8.60%	8.60%
5% increase in the titanium slag price
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding increase (decrease) in FVLCD	$ 164	$ 144
1% increase in the discount rate applied to post-tax cash flows
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	1.00%
Corresponding increase (decrease) in FVLCD	$ (147)	(135)
10% strengthening of the South African rand
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Strengthening percentage of the South African rand	10.00%
Corresponding increase (decrease) in FVLCD	$ 201	$ 232
Titanium | 5% increase in the titanium slag price
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Percentage of increase in the titanium slag price	5.00%